1177805

UNITED STATES
SECURITIES AND EXCHANGE COMMIS
Washington, D.C. 20549

02000630

FORM D

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)
Campaign Technologies, Inc. Private Placement Memorandum

Filing Under: [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE
Type of Filing: [X] New Filing [ ] Amendment

PROCESSED
JUL 18 2002
THOMSON
FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
Campaign Technologies, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code):
621 Seventeenth St., Suite 2000, Denver, CO 80293
Telephone Number (Including Area Code): **303-308-0406**

Address & Telephone Number of Principal Business Operations: **Same**

Brief Description of Business:
Campaign Technologies, Inc., is a developer of software for political campaign management, and which is applicable to other industries.

SEC MAIL PROCESSING RECEIVED JUN 19 2002 SECTION

Type of Business Organization

[X] corporation [ ] limited partnership, already formed [ ] other (please specify):

[ ] business trust [ ] limited partnership, to be formed

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual): **Hudson, Miller N. III**
Residence Address (Number and Street, City, State, Zip Code):
4906 West 32nd Ave., Denver, CO 80212

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[X] Executive Officer	[X] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual): **McGihon, Anne L.**
Business Address (Number and Street, City, State, Zip Code):
837 Sherman St., Denver, CO 80203

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[X] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual): **Dale, Jack D. III**
Business Address (Number and Street, City, State, Zip Code):
621 Seventeenth St., Suite 2000, Denver, CO 80293

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[X] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual): **Gleichman, Theodore (Ted) K. III**
Business Address (Number and Street, City, State, Zip Code):
621 Seventeenth St., Suite 2000, Denver, CO 80293

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[X] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual): **Heinzman, Gale E. D.**
Business Address (Number and Street, City, State, Zip Code):
3450 Penrose Place, Boulder, CO 80301

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........	[X]	[ ]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... **$ 6,250.00**

	Yes	No
3. Does the offering permit joint ownership of a single unit?..	[X]	[ ]

Rule 504	n.a.	n.a.
Total	n.a.	n.a.

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$ 0
Printing and Engraving Costs	[X]	$ 5,000
Legal Fees	[X]	$ 20,000
Accounting Fees	[X]	$ 20,000
Engineering Fees	[ ]	$ 0
Sales Commissions (specify finders' fees separately)	[ ]	$ 0
Other Expenses (identify) ______	[ ]	$ 0
Total	[X]	$ 45,000

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 1,080,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[X] $ 100,000	[X] $ 20,000
Purchase of real estate	[ ] $ 0	[ ] $ 0
Purchase, rental or leasing and installation of machinery and equipment	[X] $ 5,000	[X] $ 10,000
Construction or leasing of plant buildings and facilities	[ ] $ 0	[ ] $ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $ 0	[ ] $ 0
Repayment of indebtedness	[X] $ 25,000	[X] $ 0
Working capital	[X] $ 0	[X] $ 920,000
Other (specify): ______	[X] $ 0	[X] $ 0
______	[X] $ 0	[X] $ 0
Column Totals	[X] $ 130,000	[X] $ 950,000
Total Payments Listed (column totals added)	[X] $ 1,080,000	

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA	X		Equity – Common	0	0	2	$35,000		X
CO	X		Equity – Common	5	$68,750	3	$39,750		X
CT									
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